RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

4. RELATED PARTY TRANSACTIONS

As of December 31, 2025, an amount of $719,331 (December 31, 2024 - $633,465) was owed to Arnold Kondrat, a director, Chief Executive Officer and President of the Company, which includes both salary and management fees in arrears and advances.

As of December 31, 2025, an amount of $422,592 was owed to Loncor Gold Inc. (December 31, 2024 - $352,681), a company with common directors, in relation to the payment of common general and administrative expenses.

As of December 31, 2025, an amount of $129,167 was owed to Donat Madilo (December 31, 2024 - $79,167), Chief Financial Officer of the Company, which includes salary in arrears.

All of the above related party transactions occurred in the normal course of operations and are unsecured, non-interest bearing, due on demand, and measured at the exchange amount as determined by management.